Label	Element	Value
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	us-gaap_BusinessCombinationRecognizedIdentifiableAssetsAcquiredAndLiabilitiesAssumedCashAndEquivalents	$ 41,000,000